Cover	Apr. 14, 2023
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As used in this Form 8-K/A Amendment No. 1 to Current Report on Form 8-K (this “Report”), originally filed with the Securities and Exchange Commission on April 19, 2023, the terms “SSII,” “the Company,” “we,” “us” and “our” refer to SS Innovations International, Inc. f/k/a Avra Medical Robotics, Inc. and its subsidiaries.
Document Period End Date	Apr. 14, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-216054
Entity Registrant Name	SS INNOVATIONS INTERNATIONAL, INC.
Entity Central Index Key	0001676163
Entity Tax Identification Number	47-3478854
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1600 SE 15th Street
Entity Address, Address Line Two	#512
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33316
City Area Code	954
Local Phone Number	478-1410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3259 Progress Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826